ESOP PLAN (Detail Textuals) (USD $)				1 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2012 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2011 Employee Stock Ownership Plan (the "ESOP")	Dec. 31, 2003 Employee Stock Ownership Plan (the "ESOP") Former stockholder
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Amount loaned to ESOP				$ 1,950,000
Number of shares acquired				564,195			1,128,558
Value of shares acquired				650,000			1,300,000
Interest rate				5.25%
Term of ESOP note				15 years
Unearned ESOP shares	$ 698,000	$ 767,000	$ 899,000		$ 767,000	$ 899,000